GOODWILL AND INTANGIBLE ASSETS - Changes in Carrying Amounts of Goodwill as well as Allocation of Goodwill to Reporting Units (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance		$ 24,862	$ 70,436
Loss on impairment of goodwill	$ (24,862)	(24,862)	(45,574)
Goodwill, Ending Balance			24,862
Cemetery
Goodwill [Roll Forward]
Goodwill, Beginning Balance		$ 24,862	24,862
Goodwill, Ending Balance			24,862
Funeral Home
Goodwill [Roll Forward]
Goodwill, Beginning Balance			45,574
Loss on impairment of goodwill			$ (45,574)